Prepayments and other assets	12 Months Ended
Dec. 31, 2021
Prepayments and other assets
Prepayments and other assets

8.            Prepayments and other assets

(In thousands)	December 31, 2020	December 31, 2021
Current portion:
Deposit related to an ongoing litigation (note a)	4,751	4,862
Advances to suppliers (note b)	1,997	2,088
Loans to employees (note c)	1,896	1,614
Rental and other deposits	1,670	1,159
Others	1,220	2,119
Total of prepayments and other current assets	11,534	11,842
Non-current portion:
Loans to employees, non-current portion (note c)	905	1,473
Advances to suppliers, non-current portion (note b)	—	1,314
Total of long-term prepayments and other assets	905	2,787

Notes:

(a)	The balance as of December 31, 2020 and 2021 represented the deposits placed in a custodian bank account of the court to secure an order for preservation of assets against a supplier of the Group.
(b)	Advances to suppliers primarily include prepayments to bandwidth suppliers, prepayments for the construction of Xunlei Tower and other prepaid expenses.

8.            Prepayments and other assets (Continued)

(c)	The Group had entered into loan contracts with certain employees as of December 31, 2020 and 2021, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.